Deposits - Schedule of Interest Expenses on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Banking And Thrift [Abstract]
Demand	$ 60	$ 72	$ 80
Savings and club	254	236	418
Certificates of deposits	6,085	6,399	7,204
Interest Expense, Deposits, Total	$ 6,399	$ 6,707	$ 7,702